BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 25, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Conversion basis for conversion of the then-issued and outstanding ordinary shares of predecessor into successor shares (in shares)	1
Shares issued (in shares)	7,500,000
Private placement warrants issued (in shares)	5,263,500
Shares called upon by private placement warrants (in shares)	2,631,750				2,631,750
Operating profit		$ (3,064,000)	$ (33,322,000)	$ (6,106,000)	$ (38,181,000)		$ 29,676,000	$ 27,752,000
Restructuring and other expenses		1,657,000	0	1,052,000	0		$ 2,193,000	$ 9,461,000
Accrued severance expense		1,000,000.0		1,000,000.0		$ 1,000,000.0
Warrant liabilities		(7,999,000)		0		0
Change in fair value of warrant liabilities		2,362,000	0
Facility Closing
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restructuring and other expenses		$ 1,700,000				0
Restatement adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities				(8,100,000)		(8,100,000)
Change in fair value of warrant liabilities						1,200,000
Restatement adjustment | Merisant and Mafco Worldwide
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transaction costs				$ 1,100,000		$ 1,100,000
Restatement adjustment | ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit			$ 100,000		$ 100,000